7337 EAST DOUBLETREE RANCH ROAD, SUITE 100 SCOTTSDALE, AZ 85258

August 18, 2020

VIA EDGAR

U.S. Securities and Exchange Commission

100 F St. N.E.

Washington, D.C. 20549

RE:	Voya Funds Trust (the "Registrant")
(File Nos. 333-59745; 811-08895)

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement dated August 3, 2020 to Voya Floating Rate Fund's Class A, Class C, Class I, Class P, Class R, Class T and Class W shares Prospectus and Class P3 shares Prospectus, each dated July 31, 2020.

The purpose of the filing is to submit the 497(e) filing dated August 3, 2020 in XBRL for Voya Floating Rate Fund.

If you have any questions concerning the attached filing, please contact Jay Stamper at (480) 477-2660 or the undersigned at (480) 477-2649.

Regards,

/s/ Paul A. Caldarelli

_____________________________________________

Paul A. Caldarelli

Vice President and Senior Counsel Voya Investment Management